Allowance for loan losses (Tables)	6 Months Ended
Sep. 30, 2018
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment

Changes in Allowance for loan losses by portfolio segment for the six months ended September 30, 2017 and 2018 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
Six months ended September 30, 2017
Balance at beginning of period	407,327	36,923	35,423	479,673

Provision (credit) for loan losses	(109,379)	(6,469)	(2,114)	(117,962)

Charge-offs	(17,366)	(745)	(3,107)	(21,218)
Recoveries	6,447	315	1,247	8,009

Net charge-offs	(10,919)	(430)	(1,860)	(13,209)

Others (Note)	2,552	—	(585)	1,967

Balance at end of period	289,581	30,024	30,864	350,469

Six months ended September 30, 2018
Balance at beginning of period	249,072	28,192	32,638	309,902

Provision (credit) for loan losses	(13,435)	(2,290)	2,445	(13,280)

Charge-offs	(27,419)	(1,243)	(2,602)	(31,264)
Recoveries	4,914	220	2,409	7,543

Net charge-offs	(22,505)	(1,023)	(193)	(23,721)

Others (Note)	2,519	—	(931)	1,588

Balance at end of period	215,651	24,879	33,959	274,489

Note:	Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2018 and September 30, 2018:

	Corporate	Retail	Other	Total
	(in millions of yen)
March 31, 2018
Allowance for loan losses	249,072	28,192	32,638	309,902

of which individually evaluated for impairment	129,789	2,602	7,383	139,774
of which collectively evaluated for impairment	119,283	25,590	25,255	170,128

Loans (Note)	60,837,559	11,133,862	11,689,919	83,661,340

of which individually evaluated for impairment	593,053	21,364	61,023	675,440
of which collectively evaluated for impairment	60,244,506	11,112,498	11,628,896	82,985,900

September 30, 2018
Allowance for loan losses	215,651	24,879	33,959	274,489

of which individually evaluated for impairment	105,988	2,501	6,954	115,443
of which collectively evaluated for impairment	109,663	22,378	27,005	159,046

Loans (Note)	65,256,236	10,837,056	8,887,257	84,980,549

of which individually evaluated for impairment	474,645	21,723	45,420	541,788
of which collectively evaluated for impairment	64,781,591	10,815,333	8,841,837	84,438,761

Note:	Amounts represent loan balances before deducting unearned income and deferred loan fees.